CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Total Revenues	$ 1,771	$ 1,357	$ 699
Operating costs and expenses:
Cost of sales	905	687	317
Royalty fee expense	43	28	3
Selling and marketing expense	293	189	67
General and administrative expense	225	198	150
Amortization expense of intangibles	20	19	14
Depreciation expense	60	43	18
Total operating costs and expenses	1,546	1,164	569
Operating income	225	193	130
Other income (expense):
Interest income	1	1	1
Interest expense	(26)	(23)	(21)
Gain on bargain purchase	2	163
Other income, net	(3)	(7)	3
Equity in earnings from unconsolidated entities	4	5	4
Total other income (expense), net	(22)	139	(13)
Earnings before income taxes and noncontrolling interests	203	332	117
Income tax provision	(26)	(60)	(41)
Net income	177	272	76
Net income attributable to noncontrolling interests	(3)	(2)	(2)
Net income attributable to common stockholders	$ 174	$ 270	$ 74
Earnings per share attributable to common stockholders:
Basic (in dollars per share)	$ 1.40	$ 2.67	$ 1.28
Diluted (in dollars per share)	$ 1.38	$ 2.65	$ 1.27
Weighted average number of shares of common stock outstanding (in 000's):
Basic (in shares)	124,032	100,868	57,400
Diluted (in shares)	125,833	101,732	57,989
Dividends declared per share of common stock (in dollars per share)	$ 0.60	$ 0.48	$ 0.48
Service and membership related
Revenues:
Total Revenues	$ 506	$ 457	$ 425
Operating costs and expenses:
Cost of sales	165	125	106
Vacation ownership products
Revenues:
Total Revenues	464	313	27
Operating costs and expenses:
Cost of sales	90	101	20
Rental and ancillary services
Revenues:
Total Revenues	386	265	91
Operating costs and expenses:
Cost of sales	295	183	40
Consumer financing
Revenues:
Total Revenues	89	57	5
Operating costs and expenses:
Cost of sales	29	13
Cost reimbursements
Revenues:
Total Revenues	326	265	151
Operating costs and expenses:
Cost of sales	$ 326	$ 265	$ 151